Finance Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Running costs related to our revolving credit facility	£ 863	£ 809		£ 248
Interest payable on leases	1,178	1,066
Foreign exchange loss	6,546	0		0
Other interest expense	416	16		94
Fair value movement of financial liabilities	302	49		5,954
Total	9,305	1,940	[1]	6,299	[1]
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on leases	1,176	1,066		3
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on leases	£ 2	£ 0		£ 0

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).